Debt including Capital Lease Obligations - Build-to-suit Lease (Details) (USD $) In Thousands, unless otherwise specified					1 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Jun. 30, 2012 U.S. Midwest Salad production and warehousing facility renewal_option facility	Dec. 31, 2013 U.S. Midwest Salad production and warehousing facility
Capital Leased Assets [Line Items]
Lease term					20 years
Number of facilities the leased facility will replace					3
Number of lease renewal options					2
Lease extension term					5 years
Interest rate used to estimate the capital lease liability and future minimum payments						9.00%
Future minimum lease payments required under capital lease obligations
2014	$ 4,290
2015	4,427
2016	4,227
2017	4,195
2018	4,145
Later years	65,168
Total minimum payments	86,452
Less: interest	47,427
Capital lease obligations	39,025	[1]	755	[1]
Less: current portion	771
Capital lease obligation, net of current portion	$ 38,254

[1]	Capital lease obligations at December 31, 2013 include the borrowings for the salad production and warehousing facility in the Midwest. See further description of the build-to-suit lease